Document and Entity Information	Dec. 31, 2022
Risk/Return:
Registrant CIK	0000792394
Period End Date	Dec. 31, 2022
SEC Form	485BPOS
Entity Inv Company Type	N-1A
Entity Registrant Name	VOLUMETRIC FUND INC
Prospectus Date	Apr. 21, 2023
Document Effective Date	Apr. 21, 2023
Document Creation Date	Apr. 21, 2023
Amendment Flag	false